Shareholder Report, Average Annual Return (Details) 197972_US Treasury 3 Month Bill Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares}	7 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class Shares (without sales charge)
Average Annual Return, Percent	2.00%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE US Treasury Core Bond Index
Average Annual Return, Percent	(0.96%)
ICE BofA 3 Month Treasury Bill [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3 Month Treasury Bill
Average Annual Return, Percent	2.00%
Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index
Average Annual Return, Percent	2.02%